INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Net operating loss carryforwards, Federal		$ 19,100,000	$ 19,400,000
Restored deferred tax assets related to net operating losses	$ 689,000
Deferred taxes		$ 689,000	$ 689,000	$ 689,000